Profit from Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 EUR (€)
NCR And Appvion
Profit From Operations [Line Items]
Assets recognised			£ 0
Payments received			0
Windward Dividend Claim
Profit From Operations [Line Items]
Dividend paid to Sequana | €		€ 135				€ 135	€ 443
Windward Dividend Claim | Windward
Profit From Operations [Line Items]
Litigation settlement amount | $	$ 185
Fox River
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs			274,000,000
Fox River | N C R Appvion And Windward Prospects
Profit From Operations [Line Items]
Payments for environmental clean up and legal costs			25,000,000	£ 17,000,000	£ 17,000,000
Payment for legal costs			7,000,000	11,000,000	8,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Profit From Operations [Line Items]
Devaluation of currency charge net				20,000,000	£ 0
Fox river provision			£ 138,000,000	£ 163,000,000